INCOME TAXES (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Valuation Allowance Percentage	100.00%
Operating Loss Carryforwards	$ 9,470,000
Operating Loss Carryforwards, Expiration Dates	2017